Taxation (Tables)	12 Months Ended
Mar. 31, 2018
Taxation [Abstract]
Analysis of Our Taxation Expenses

Analysis of our taxation expense for the year

Year ended 31 March	2018 £m	2017 £m	2016 £m

United Kingdom
Corporation tax at 19% (2016/17: 20%, 2015/16: 20%)	(614)	(594)	(684)
Adjustments in respect of earlier years	37	33	59
Non-UK taxation
Current	(66)	(109)	(80)
Adjustments in respect of earlier years	23	–	29
Total current tax expense	(620)	(670)	(676)
Deferred taxation
Origination and reversal of temporary differences	46	96	70
Adjustments in respect of earlier years	(57)	26	2
Impact of change in UK corporation tax rate to 17% (2016/17: 17%, 2015/16: 19%)	–	63	96
Remeasurement of temporary differences	11	–	–
Total deferred taxation credit	–	185	168
Total taxation expense	(620)	(485)	(508)

Summary of Factors Affecting Our Taxation Expense for the Year

The taxation expense on the profit for the year differs from the amount computed by applying the UK corporation tax rate to the profit before taxation as a result of the following factors:

Year ended 31 March	2018 £m	2017 £m	2016 £m

Profit before taxation	2,804	2,551	3,241
Expected taxation expense at UK rate of 19% (2016/17: 20%, 2015/16: 20%)	(533)	(510)	(648)
Effects of:
(Higher) lower taxes on non-UK profits	(8)	(29)	4
Net permanent differences between tax and accounting[a]	(100)	(183)	(12)
Adjustments in respect of earlier years[b]	3	59	90
Prior year non-UK losses used against current year profits	16	120	9
Non-UK losses not recognised[c]	(9)	(8)	(34)
Other deferred tax assets not recognised	–	–	6
Lower taxes on profit on disposal of business	–	3	–
Re-measurement of deferred tax balances	11	63	96
Other non-recurring items	–	–	(19)
Total taxation expense	(620)	(485)	(508)
Exclude specific items (note 8)	(87)	(217)	(166)
Total taxation expense before specific items	(707)	(702)	(674)

[a]

Includes income that is not taxable or UK income taxable at a different rate, and expenses for which no tax relief is received. Examples include some types of depreciation and amortisation and the benefit of R&D tax incentives.

[b]	Reflects the differences between initial accounting estimates and tax returns submitted to tax authorities, including the release and establishment of provisions for uncertain tax positions.
[c]	Reflects losses made in countries where it has not been considered appropriate to recognise a deferred tax asset, as future taxable profits are not probable.

Summary of Tax Components of Other Comprehensive Income

Tax components of other comprehensive income

Year ended 31 March	2018 Tax credit (expense) £m	2017 Tax credit (expense) £m	2016 Tax credit (expense) £m

Tax on items that will not be reclassified to the income statement
Pension remeasurements	(346)	416	(240)
Tax on items that have been or may be reclassified subsequently to the income statement
Exchange differences on translation of foreign operations	(9)	21	38
Fair value movements on cash flow hedges
– net fair value gains or losses	57	(131)	(72)
– recognised in income and expense	(47)	139	39
	(345)	445	(235)
Current tax credit[a]	203	122	231
Deferred tax (expense) credit	(548)	323	(466)
	(345)	445	(235)

[a]	Includes £212m (2016/17: £110m, 2015/16: £217m) relating to cash contributions made to reduce retirement benefit obligations.

Summary of Tax (Expense) Credit Recognised Directly in Equity	Tax (expense) credit recognised directly in equity
Year ended 31 March	2018 £m	2017 £m	2016 £m

Tax (expense) credit relating to share-based payments	(2)	(6)	12

Summary of Deferred Taxation

Deferred taxation

	Fixed asset temporary differences £m	Retirement benefit obligations £m [a]	Share- based payments £m	Tax losses £m	Other £m	Jurisdictional offset £m	Total £m

At 1 April 2016	1,618	(1,149)	(54)	(325)	(75)	–	15
(Credit) expense recognised in the income statement	(181)	(82)	14	65	(1)	–	(185)
(Credit) expense recognised in other comprehensive income	(5)	(306)	–	(3)	(9)	–	(323)
Expense recognised in equity	–	–	23	–	–	–	23
Exchange differences	–	–	–	(7)	–	–	(7)
At 31 March 2017	1,432	(1,537)	(17)	(270)	(85)	–	(477)
Non-current
Deferred tax asset	(117)	(1,537)	(17)	(270)	(96)	320	(1,717)
Deferred tax liability	1,549	–	–	–	11	(320)	1,240
At 1 April 2017	1,432	(1,537)	(17)	(270)	(85)	–	(477)
Expense (credit) recognised in the income statement	11	(104)	4	89	–	–	–
Expense (credit) recognised in other comprehensive income	–	558	–	–	(10)	–	548
Expense recognised in equity	–	–	6	–	–	–	6
Exchange differences	–	–	–	(2)	5	–	3
Transfer to current tax	17	–	–	–	–	–	17
At 31 March 2018	1,460	(1,083)	(7)	(183)	(90)	–	97
Non-current
Deferred tax asset	(41)	(1,083)	(7)	(183)	(90)	161	(1,243)
Deferred tax liability	1,501	–	–	–	–	(161)	1,340
At 31 March 2018	1,460	(1,083)	(7)	(183)	(90)	–	97

[a]	Includes a deferred tax asset of £2m (2016/17: £2m) arising on contributions payable to defined contribution pension plans.

Summary of Restricted Loss

A summary of expiry dates for losses in respect of which restrictions apply is set out below:

At 31 March 2018	£m	Expiry

Restricted losses
Europe	14	2019–2027
Americas	204	2019-2037
Other	2	2019–2027
Total restricted losses	220
Unrestricted operating losses	3,784	No expiry
Other temporary differences	77	No expiry
Total	4,081